Supplemental Cash Flow Information (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Supplemental Cash Flow Information
Cash paid during the year for domestic and foreign income taxes	$ 55,062	$ 65,024	$ 40,713
Cash paid during the year for interest, net of amounts capitalized	3,703	1,656	2,144
Increase in insurance receivable related to reduction in value of spare capital equipment and inventory			2,518
Increase in accounts payable and accrued liabilities related to capital expenditures	$ 77,164	$ 10,616	$ 7,579